General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expense [Line Items]
Share based compensation (non-cash)	$ 1,636,547	$ 457,046	$ 1,304,325
Other administration costs	12,626,373	11,979,017	12,055,725
General and Administrative Expense
Commercial and chartering expenses [Member]
General And Administrative Expense [Line Items]
Staff salaries	2,414,574	1,934,923	1,039,169
Office administration	419,773	341,219	201,685
Other professional fees	0	0	426,213
Other administration costs	399,541	343,606	354,420
General and Administrative Expense	3,233,888	2,619,748	2,021,487
Corporate [Member]
General And Administrative Expense [Line Items]
Staff salaries	5,419,944	6,851,692	5,709,919
Share based compensation (non-cash)	1,636,548	457,046	1,304,325
Office administration	2,658,087	2,538,973	2,565,838
Bank charges and foreign exchange	47,142	219,910	140,942
Auditors' remuneration	676,600	558,600	513,429
Other professional fees	2,009,200	1,280,163	1,810,089
Other administration costs	178,852	72,633	11,183
General and Administrative Expense	$ 12,626,373	$ 11,979,017	$ 12,055,725